Decommissioning Liabilities - Additional Information (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Credit-adjusted risk-free rate	6.20%	4.40%
Restricted Cash	$ 213	$ 186
Inflation rate	0.02	0.02